Others, net	12 Months Ended
Dec. 31, 2023
Others, net
Others, net
20.	Others, net
Others, net consist of the following:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Losses from fair value change of long-term investments	(7,252)	(4,096)	(855)
Government financial incentives	2,482	2,773	2,557
Interest income	4,213	5,742	9,576
Gains/(losses) from acquirements or disposals of business es and investment s	140	(3,558)	89
Impairment of investments	(574)	(1,969)	(3,043)
Foreign exchange gains/(losses), net	42	114	(28)
Others	359	(561)	(800)

Total	(590)	(1,555)	7,496

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Government financial incentives are recognized in “others, net” in the consolidated statements of operations and comprehensive income/(loss) when the government financial incentives are received and no further conditions need to be met, otherwise the received amounts are recorded as liabilities. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.